Offsets	Apr. 14, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-286795
Initial Filing Date	Apr. 28, 2025
Fee Offset Claimed	$ 237.31
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Units, Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	155,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,550,000
Explanation for Claimed Amount	237.31
Offset Note

(1)	The number of ordinary shares of Wintergreen Acquisition Corp. (the “Registrant”) being registered represents the number of pre-existing public ordinary shares of the Registrant that are currently outstanding. Pursuant to Rule 145a under the Securities Act of 1933, as amended (the “Securities Act”), the business combination transaction described in this proxy statement/prospectus is deemed to involve a sale of the Registrant’s securities to its existing shareholders. Accordingly, this registration statement registers the deemed exchange of the Registrant’s pre-existing public ordinary shares. In accordance with Section 4(a)(2) of the Securities Act, the ordinary shares to be issued to the securityholders of KIKA in connection with the business combination are strictly exempt from registration and are not being registered hereunder.
(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The proposed maximum offering price per unit is based upon the average of the high and low prices of the Registrant’s public ordinary shares as reported on the Nasdaq Stock Market on April 13, 2026, which was $10.295 per share.
(3)	The Registrant previously registered 5,750,000 units (including 750,000 units subject to the underwriters’ over-allotment option) on its Registration Statement on Form S-1 (File No. 333-286795). The underwriters partially exercised their over-allotment option to purchase 595,000 units, leaving 155,000 units unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting a total of $261.04 in filing fees previously paid (at a rate of 0.000153100) against the registration fee currently due for this Form S-4. This offset is comprised of: (i) $237.31 associated with the 155,000 unsold units (at an aggregate offering price of $1,550,000) and (ii) $23.73 associated with the 15,500 ordinary shares underlying the whole rights included in such unsold units (at an aggregate offering price of $155,000). The 15,500 whole rights included in the unsold units were registered under Rule 457(g) and did not require an additional filing fee.
(4)	Reflects the deregistration of 15,500 whole rights and 15,500 ordinary shares underlying such rights, representing the proportional amount associated with the 155,000 unissued over-allotment units. The Registrant notes that while its current memorandum and articles of association provide for a rights conversion ratio of one-eighth (1/8) of one ordinary share per right, the registration fee for these underlying shares was originally paid on the Registrant’s Form S-1 (File No. 333-286795) based on a 1-for-10 conversion ratio. In accordance with Rule 457(p), the fee offset claimed herein is limited to the actual registration fee previously paid to the Commission at the time of the initial 1-for-10 registration.

Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-286795
Initial Filing Date	Apr. 28, 2025
Fee Offset Claimed	$ (0)
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Whole Rights included as part of the units
Unsold Securities Associated with Fee Offset Claimed | shares	15,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 155,000
Explanation for Claimed Amount	-
Offset Note

(1)	The number of ordinary shares of Wintergreen Acquisition Corp. (the “Registrant”) being registered represents the number of pre-existing public ordinary shares of the Registrant that are currently outstanding. Pursuant to Rule 145a under the Securities Act of 1933, as amended (the “Securities Act”), the business combination transaction described in this proxy statement/prospectus is deemed to involve a sale of the Registrant’s securities to its existing shareholders. Accordingly, this registration statement registers the deemed exchange of the Registrant’s pre-existing public ordinary shares. In accordance with Section 4(a)(2) of the Securities Act, the ordinary shares to be issued to the securityholders of KIKA in connection with the business combination are strictly exempt from registration and are not being registered hereunder.
(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The proposed maximum offering price per unit is based upon the average of the high and low prices of the Registrant’s public ordinary shares as reported on the Nasdaq Stock Market on April 13, 2026, which was $10.295 per share.
(3)	The Registrant previously registered 5,750,000 units (including 750,000 units subject to the underwriters’ over-allotment option) on its Registration Statement on Form S-1 (File No. 333-286795). The underwriters partially exercised their over-allotment option to purchase 595,000 units, leaving 155,000 units unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting a total of $261.04 in filing fees previously paid (at a rate of 0.000153100) against the registration fee currently due for this Form S-4. This offset is comprised of: (i) $237.31 associated with the 155,000 unsold units (at an aggregate offering price of $1,550,000) and (ii) $23.73 associated with the 15,500 ordinary shares underlying the whole rights included in such unsold units (at an aggregate offering price of $155,000). The 15,500 whole rights included in the unsold units were registered under Rule 457(g) and did not require an additional filing fee.
(4)	Reflects the deregistration of 15,500 whole rights and 15,500 ordinary shares underlying such rights, representing the proportional amount associated with the 155,000 unissued over-allotment units. The Registrant notes that while its current memorandum and articles of association provide for a rights conversion ratio of one-eighth (1/8) of one ordinary share per right, the registration fee for these underlying shares was originally paid on the Registrant’s Form S-1 (File No. 333-286795) based on a 1-for-10 conversion ratio. In accordance with Rule 457(p), the fee offset claimed herein is limited to the actual registration fee previously paid to the Commission at the time of the initial 1-for-10 registration.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-286795
Initial Filing Date	Apr. 28, 2025
Fee Offset Claimed	$ 23.73
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares underlying Rights
Unsold Securities Associated with Fee Offset Claimed | shares	15,500
Explanation for Claimed Amount	23.73
Offset Note

(1)	The number of ordinary shares of Wintergreen Acquisition Corp. (the “Registrant”) being registered represents the number of pre-existing public ordinary shares of the Registrant that are currently outstanding. Pursuant to Rule 145a under the Securities Act of 1933, as amended (the “Securities Act”), the business combination transaction described in this proxy statement/prospectus is deemed to involve a sale of the Registrant’s securities to its existing shareholders. Accordingly, this registration statement registers the deemed exchange of the Registrant’s pre-existing public ordinary shares. In accordance with Section 4(a)(2) of the Securities Act, the ordinary shares to be issued to the securityholders of KIKA in connection with the business combination are strictly exempt from registration and are not being registered hereunder.
(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The proposed maximum offering price per unit is based upon the average of the high and low prices of the Registrant’s public ordinary shares as reported on the Nasdaq Stock Market on April 13, 2026, which was $10.295 per share.
(3)	The Registrant previously registered 5,750,000 units (including 750,000 units subject to the underwriters’ over-allotment option) on its Registration Statement on Form S-1 (File No. 333-286795). The underwriters partially exercised their over-allotment option to purchase 595,000 units, leaving 155,000 units unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting a total of $261.04 in filing fees previously paid (at a rate of 0.000153100) against the registration fee currently due for this Form S-4. This offset is comprised of: (i) $237.31 associated with the 155,000 unsold units (at an aggregate offering price of $1,550,000) and (ii) $23.73 associated with the 15,500 ordinary shares underlying the whole rights included in such unsold units (at an aggregate offering price of $155,000). The 15,500 whole rights included in the unsold units were registered under Rule 457(g) and did not require an additional filing fee.
(4)	Reflects the deregistration of 15,500 whole rights and 15,500 ordinary shares underlying such rights, representing the proportional amount associated with the 155,000 unissued over-allotment units. The Registrant notes that while its current memorandum and articles of association provide for a rights conversion ratio of one-eighth (1/8) of one ordinary share per right, the registration fee for these underlying shares was originally paid on the Registrant’s Form S-1 (File No. 333-286795) based on a 1-for-10 conversion ratio. In accordance with Rule 457(p), the fee offset claimed herein is limited to the actual registration fee previously paid to the Commission at the time of the initial 1-for-10 registration.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Wintergreen Acquisition Corp.
Form or Filing Type	S-1
File Number	333-286795
Filing Date	Apr. 28, 2025
Fee Paid with Fee Offset Source	$ 261.04
Explanation for Claimed Amount	261.04
Offset Note

(1)	The number of ordinary shares of Wintergreen Acquisition Corp. (the “Registrant”) being registered represents the number of pre-existing public ordinary shares of the Registrant that are currently outstanding. Pursuant to Rule 145a under the Securities Act of 1933, as amended (the “Securities Act”), the business combination transaction described in this proxy statement/prospectus is deemed to involve a sale of the Registrant’s securities to its existing shareholders. Accordingly, this registration statement registers the deemed exchange of the Registrant’s pre-existing public ordinary shares. In accordance with Section 4(a)(2) of the Securities Act, the ordinary shares to be issued to the securityholders of KIKA in connection with the business combination are strictly exempt from registration and are not being registered hereunder.
(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The proposed maximum offering price per unit is based upon the average of the high and low prices of the Registrant’s public ordinary shares as reported on the Nasdaq Stock Market on April 13, 2026, which was $10.295 per share.
(3)	The Registrant previously registered 5,750,000 units (including 750,000 units subject to the underwriters’ over-allotment option) on its Registration Statement on Form S-1 (File No. 333-286795). The underwriters partially exercised their over-allotment option to purchase 595,000 units, leaving 155,000 units unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting a total of $261.04 in filing fees previously paid (at a rate of 0.000153100) against the registration fee currently due for this Form S-4. This offset is comprised of: (i) $237.31 associated with the 155,000 unsold units (at an aggregate offering price of $1,550,000) and (ii) $23.73 associated with the 15,500 ordinary shares underlying the whole rights included in such unsold units (at an aggregate offering price of $155,000). The 15,500 whole rights included in the unsold units were registered under Rule 457(g) and did not require an additional filing fee.
(4)	Reflects the deregistration of 15,500 whole rights and 15,500 ordinary shares underlying such rights, representing the proportional amount associated with the 155,000 unissued over-allotment units. The Registrant notes that while its current memorandum and articles of association provide for a rights conversion ratio of one-eighth (1/8) of one ordinary share per right, the registration fee for these underlying shares was originally paid on the Registrant’s Form S-1 (File No. 333-286795) based on a 1-for-10 conversion ratio. In accordance with Rule 457(p), the fee offset claimed herein is limited to the actual registration fee previously paid to the Commission at the time of the initial 1-for-10 registration.